Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Brera Holdings PLC
Trading Symbol	BREA
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001939965
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41606
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	One Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	D04 C5Y6
Entity Incorporation, State or Country Code	L2
Entity Address, Country	IE
Title of 12(b) Security	Class B Ordinary Shares, $0.005 nominal value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5854
Auditor Name	TAAD LLP
Auditor Location	Diamond Bar
Business Contact
Document Information Line Items
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	One Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	D04 C5Y6
Entity Address, Country	IE
Contact Personnel Name	Pierre Galoppi, Chief Executive Officer
City Area Code	+353
Local Phone Number	1 237 3700
Contact Personnel Email Address	info@breraholdings.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,700,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,960,000